Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expenses by nature
Salaries, social security costs and other personnel expenses	$ 128,570	$ 128,598	$ 116,708
Depreciation and amortization	16,039	14,034	12,192
Fees and payments for services	22,582	17,660	21,213
Maintenance, security, cleaning, repairs and others	85,222	78,793	67,215
Advertising and other selling expenses	35,024	26,474	26,982
Taxes, rates and contributions	41,326	37,872	33,529
Director's fees	24,430	24,442	24,945
Leases and service charges	6,096	4,668	3,027
Allowance for doubtful accounts, net	3,657	1,515	1,171
Other expenses	8,510	8,000	8,589
Total cost and expense	390,715	369,068	330,735
Statement [Line Items]
Cost of sale of goods and services	19,259	27,012	15,164
General And Administrative Expenses [Member]
Expenses by nature
Salaries, social security costs and other personnel expenses	40,200	39,147	38,268
Depreciation and amortization	3,916	2,473	2,584
Fees and payments for services	12,017	9,856	12,535
Maintenance, security, cleaning, repairs and others	7,304	7,579	7,583
Advertising and other selling expenses	35	70	130
Taxes, rates and contributions	4,222	3,914	4,379
Director's fees	24,430	24,442	24,945
Leases and service charges	792	766	782
Allowance for doubtful accounts, net	0	0	0
Other expenses	3,000	3,419	3,811
Total cost and expense	95,916	91,666	95,017
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Costs [Member]
Expenses by nature
Salaries, social security costs and other personnel expenses	84,648	84,611	73,488
Depreciation and amortization	11,277	10,851	8,958
Fees and payments for services	8,691	5,641	5,213
Maintenance, security, cleaning, repairs and others	77,842	71,118	59,529
Advertising and other selling expenses	24,911	21,254	22,768
Taxes, rates and contributions	20,961	16,727	11,517
Director's fees	0	0	0
Leases and service charges	5,277	3,859	2,191
Allowance for doubtful accounts, net	0	0	0
Other expenses	5,319	4,302	4,571
Total cost and expense	258,185	245,375	203,399
Statement [Line Items]
Cost of sale of goods and services	19,259	27,012	15,164
Selling Expenses [Member]
Expenses by nature
Salaries, social security costs and other personnel expenses	3,722	4,840	4,952
Depreciation and amortization	846	710	650
Fees and payments for services	1,874	2,163	3,465
Maintenance, security, cleaning, repairs and others	76	96	103
Advertising and other selling expenses	10,078	5,150	4,084
Taxes, rates and contributions	16,143	17,231	17,633
Director's fees	0	0	0
Leases and service charges	27	43	54
Allowance for doubtful accounts, net	3,657	1,515	1,171
Other expenses	191	279	207
Total cost and expense	36,614	32,027	32,319
Statement [Line Items]
Cost of sale of goods and services	$ 0	$ 0	$ 0